Trade receivables, reseller financing and other receivables - Breakdown of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 173,287	R$ 185,278
Trade receivables [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	322,753	374,355	R$ 382,096	R$ 404,886
Trade receivables [member] | Current [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	21,425	21,962
Trade receivables [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,747	1,595
Trade receivables [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,384	3,049
Trade receivables [member] | 61-90 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	4,913	2,761
Trade receivables [member] | 91-180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	15,222	14,926
Trade receivables [member] | More than 180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 278,062	R$ 330,062